Capital Risk - Disclosure of Movements in Regulatory Capital (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	£ 10,524
CET1 capital, ending period	9,857
AT1 capital, beginning period	2,196
AT1 capital, ending period	2,100
Tier 2 capital, beginning period	2,055
Tier 2 capital, ending period	1,984
Regulatory capital, beginning period	14,775
Regulatory capital, ending period	13,941
- Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	6,047
Increase (decrease) in CET1 capital	(789)
CET1 capital, ending period	5,258
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(789)
- Other reserves
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	12
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	12
- Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(1,129)
Increase (decrease) in CET1 capital	0
CET1 capital, ending period	(1,129)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	0
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(349)
Increase (decrease) in CET1 capital	9
CET1 capital, ending period	(340)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	9
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	(24)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(24)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	15
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	15
- Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(520)
Increase (decrease) in CET1 capital	204
CET1 capital, ending period	(316)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	204
- Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(3)
Increase (decrease) in CET1 capital	0
CET1 capital, ending period	(3)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	0
- Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	7,060
Increase (decrease) in CET1 capital	0
CET1 capital, ending period	7,060
AT1 capital, beginning period	2,196
Increase (decrease) in AT1 capital	(96)
AT1 capital, ending period	2,100
Tier 2 capital, beginning period	2,193
Increase (decrease) in Tier 2 capital	10
Tier 2 capital, ending period	2,203
Increase (decrease) in regulatory capital	(86)
- Amounts of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
Increase (decrease) in AT1 capital	0
Tier 2 capital, beginning period	193
Increase (decrease) in Tier 2 capital	(11)
Tier 2 capital, ending period	182
Increase (decrease) in regulatory capital	(11)
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
Increase (decrease) in AT1 capital	0
Tier 2 capital, beginning period	(331)
Increase (decrease) in Tier 2 capital	(70)
Tier 2 capital, ending period	(401)
Increase (decrease) in regulatory capital	£ (70)